EQUITY	12 Months Ended
Dec. 31, 2025
Equity [abstract]
EQUITY	EQUITY
a.Capital stock

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Authorized shares (in millions)	28,050.0	28,050.0
Authorized capital	$280,500.0	$280,500.0
Issued and paid shares (in millions)	25,932.7	25,932.5
Issued capital	$259,327.3	$259,325.3
The par value of issued common shares is NT$10 per share. A holder of common shares has one vote for each common share and is entitled to receive dividends.
The authorized shares include 500.0 million shares allocated for the exercise of employee stock options.
On March 1, 2023, March 1, 2024 and September 1, 2024, TSMC issued employee restricted stock awards (RSAs) for its employees in a total of 2.1 million shares, 3.0 million shares and 2.3 million shares, respectively, with a par value of NT$10 per share. The aforementioned issuance of new shares was approved by the relevant authority and the registration has been completed.
During the first quarter of 2023, the first quarter of 2024, the first quarter of 2025, and the third quarter of 2025, TSMC reclaimed 0.4 million, 1.4 million, 0.1 million and 0.1 million employee restricted shares, respectively, that were unvested. On May 9, 2023, June 5, 2024, May 13, 2025 and
November 11, 2025, TSMC’s Board of Directors resolved to cancel the aforementioned shares.
Subsequently, TSMC completed the registration for share cancellation. Refer to Note 28 for information on RSAs.
On August 13, 2024, TSMC’s Board of Directors resolved to cancel 3.2 million treasury shares.
Refer to Note 21(e) for further information.
As of December 31, 2025, TSMC’s total issued and outstanding ADSs were 1,062.7 million units, representing 5,313.6 million common shares.
b.Capital surplus
The categories of uses and the sources of capital surplus based on regulations were as follows:

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital

Additional paid-in capital	$24,809.7	$26,343.5
From merger	22,800.4	22,800.4
From convertible bonds	8,891.3	8,891.3
		(Continued)

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

From difference between the consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal	$8,411.6	$8,411.6
Donations - donated by shareholders	11.3	11.3

May only be used to offset a deficit

From share of changes in equities of subsidiaries	4,108.9	4,094.0
From share of changes in equities of associates	1,172.4	1,365.2
Donations - unclaimed dividend	79.0	105.7

May not be used for any purpose

Employee restricted shares	2,976.2	1,422.6

	$73,260.8	$73,445.6
		(Concluded)
If such capital surplus is distributed as transferred to share capital, it is limited to a certain percentage of the Company’s paid-in capital each year.
c.Retained earnings and dividend policy
TSMC’s Articles of Incorporation provide that, earnings distribution may be made on a quarterly basis after the close of each quarter. Distribution of earnings by way of cash dividends should be approved by TSMC’s Board of Directors and reported to TSMC’s shareholders in its meeting. When allocating earnings, TSMC shall first estimate and reserve the taxes to be paid, offset its losses, set aside a legal capital reserve at 10% of the remaining earnings (until the accumulated legal capital reserve equals TSMC’s paid-in capital), then set aside a special capital reserve in accordance with relevant laws or regulations or as requested by the authorities in charge. Any balance left over shall be allocated according to relevant laws and TSMC’s Articles of Incorporation.
TSMC’s Articles of Incorporation also provide that profits of TSMC may be distributed by way of cash dividend and/or stock dividend. However, distribution of earnings shall be made preferably by way of cash dividend. Distribution of earnings may also be made by way of stock dividend, provided that the ratio for stock dividend shall not exceed 50% of the total distribution.
The legal capital reserve may be used to offset a deficit, or be distributed as dividends in cash or stocks for the portion in excess of 25% of the paid-in capital if the Company incurs no loss.
Pursuant to existing regulations, the Company is required to set aside an additional special capital reserve equivalent to the net debit balance of the other components of stockholders’ equity, such as the accumulated balance of the foreign currency translation reserve, the effectiveness of hedges of net investments in foreign operations, unrealized valuation gain or loss from fair value through other comprehensive income financial assets, gain or loss from changes in fair value of hedging instruments in cash flow hedges, etc. For the subsequent decrease in the deduction amount to stockholders’ equity, any special reserve appropriated may be reversed to the extent that the net debit balance reverses.
The appropriations of 2023, 2024 and 2025 quarterly earnings have been approved by TSMC’s
Board of Directors in its meeting, respectively. The appropriations and cash dividends per share were as follows:

	First Quarter of 2023	Second Quarter of 2023	Third Quarter of 2023	Fourth Quarter of 2023
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution Date of TSMC’s Board of Directors in its meeting	May 9, 2023	August 8, 2023	November 14, 2023	February 6, 2024
Special capital reserve	$3,273.5	$(6,365.5)	$(17,228.4)	$28,020.8
Cash dividends to shareholders	$77,796.2	$77,796.2	$90,762.3	$90,762.2
Cash dividends per share (NT$)	$3.00	$3.00	$3.50	$3.50

	First Quarter of 2024	Second Quarter of 2024	Third Quarter of 2024	Fourth Quarter of 2024
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution Date of TSMC’s Board of Directors in its meeting	May 10, 2024	August 13, 2024	November 12, 2024	February 12, 2025
Special capital reserve	$(28,020.8)	$-	$-	$-
Cash dividends to shareholders	$103,734.5	$103,721.5	$116,697.3	$116,697.3
Cash dividends per share (NT$)	$4.00	$4.00	$4.50	$4.50

	First Quarter of 2025	Second Quarter of 2025	Third Quarter of 2025	Fourth Quarter of 2025
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution Date of TSMC’s Board of Directors in its meeting	May 13, 2025	August 12, 2025	November 11, 2025	February 10, 2026
Special capital reserve	$-	$181,554.8	$(94,270.4)	$(71,085.1)
Cash dividends to shareholders	$129,663.1	$129,662.9	$155,595.1	$155,595.1
Cash dividends per share (NT$)	$5.00	$5.00	$6.00	$6.00
The special capital reserve for 2025 is to be presented for approval in TSMC’s shareholders’ meeting to be held on June 4, 2026 (expected).
The quarterly cash dividends per share is affected by the subsequent number of outstanding ordinary shares, the information of the actual payout is available at the Market Observation Post System website.
d.Others
Changes in others were as follows:

	Year Ended December 31, 2023
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$(11,743.3)	$(10,056.4)	$1,479.3	$(185.2)	$(20,505.6)
Exchange differences arising on translation of foreign operations	(14,255.6)	-	-	-	(14,255.6)
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	618.2	-	-	-	618.2
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	1,953.0	-	-	1,953.0
Debt instruments	-	3,639.8	-	-	3,639.8
Disposal of investments in equity instruments at FVTOCI	-	(151.9)	-	-	(151.9)
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	-	473.9	-	-	473.9
Loss allowance adjustments from debt instruments at FVTOCI	-	9.5	-	-	9.5
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	-	-	(34.8)	-	(34.8)
Transferred to initial carrying amount of hedged items	-	-	(45.2)	-	(45.2)
Issuance of employee restricted stock	-	-	-	(586.0)	(586.0)
Share-based payment expenses recognized	-	-	-	477.7	477.7
Share of other comprehensive income (loss) of associates	63.9	32.2	(3.4)	-	92.7

Balance, end of year	$(25,316.8)	$(4,099.9)	$1,395.9	$(293.5)	$(28,314.3)

	Year Ended December 31, 2024
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$(25,316.8)	$(4,099.9)	$1,395.9	$(293.5)	$(28,314.3)
Exchange differences arising on translation of foreign operations	64,502.7	-	-	-	64,502.7
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	793.8	-	-	-	793.8
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	5,078.3	-	-	5,078.3
Debt instruments	-	1,254.5	-	-	1,254.5
Disposal of investments in equity instruments at FVTOCI	-	(4,009.1)	-	-	(4,009.1)
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	-	683.1	-	-	683.1
Loss allowance adjustments from debt instruments at FVTOCI	-	12.3	-	-	12.3
					(Continued)

	Year Ended December 31, 2024
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	$-	$-	$(75.2)	$-	$(75.2)
Transferred to initial carrying amount of hedged items	-	-	0.1	-	0.1
Issuance of employee restricted stock	-	-	-	(2,637.4)	(2,637.4)
Share-based payment expenses recognized	-	-	-	1,222.8	1,222.8
Share of other comprehensive income (loss) of associates	290.4	(69.4)	(10.5)	-	210.5
Other comprehensive income transferred to profit or loss due to decline of equity method	(7.1)	-	-	-	(7.1)
Income tax effect	-	(10.0)	-	-	(10.0)

Balance, end of year	$40,263.0	$(1,160.2)	$1,310.3	$(1,708.1)	$38,705.0
					(Concluded)

	Year Ended December 31, 2025
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$40,263.0	$(1,160.2)	$1,310.3	$(1708.1)	$38,705.0
Exchange differences arising on translation of foreign operations	(61,588.2)	-	-	-	(61,588.2)
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	335.1	-	-	-	335.1
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	744.5	-	-	744.5
Debt instruments	-	4,505.9	-	-	4,505.9
Disposal of investments in equity instruments at FVTOCI	-	(557.1)	-	-	(557.1)
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	-	200.2	-	-	200.2
Loss allowance adjustments from debt instruments at FVTOCI	-	(17.1)	-	-	(17.1)
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	-	-	(112.2)	-	(112.2)
Transferred to initial carrying amount of hedged items	-	-	13.4	-	13.4
Share-based payment expenses recognized	-	-	-	1,231.1	1,231.1
Share of other comprehensive income (loss) of associates	(29.0)	(124.7)	16.7	-	(137.0)

Balance, end of year	$(21,019.1)	$3,591.5	$1,228.2	$(477.0)	$(16,676.4)
The aforementioned other equity includes the changes in other equities of TSMC and TSMC’s share of its subsidiaries and associates.
e.Treasury stock
For TSMC’s shareholders’ interests, TSMC’s Board of Directors approved a share buyback program on June 5, 2024 to repurchase 3.2 million shares. TSMC has completed this share buyback program during the second quarter of 2024. On August 13, 2024, TSMC’s Board of Directors resolved to cancel the 3.2 million shares and set September 1, 2024 as the record date for capital reduction. The registration for share cancellation was completed on September 11, 2024.